SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION
15. SHARE-BASED COMPENSATION
Non-cash employee compensation expenses, recognized in general and administrative expense in the Statements of Operations and Comprehensive Income, are as follows:

	For the Years Ended December 31,
	2017	2016
Share options	$1,229	$751
Deferred share units	387	524
Share appreciation rights	482	616
Performance share units	10,456	11,959
	$12,554	$13,850

Share options
On May 5, 2016, the Fourth Amended and Restated 1997 Stock Option Plan (the "Stock Option Plan") was approved by shareholders to (i) reserve an additional 10,000,000 common shares for the Stock Option Plan, thereby increasing the total number of common shares issuable from 25,000,000 Common Shares to 35,000,000 common shares under the Stock Option Plan; (ii) provide for the grant of "incentive stock options" (being stock options designated as "incentive stock options" in an option agreement and that are granted in accordance with the requirements of, and that conforms to the applicable provisions of, Section 422 of the Internal Revenue Code); and (iii) to make such other changes to update the provisions of the Stock Option Plan in light of current best practices. Options granted are non-assignable and are exercisable for a period of ten years or such other period as is stipulated in a stock option agreement between Golden Star and the optionee. Under the Plan, we may grant options to employees, consultants and directors of the Company or its subsidiaries for up to 35,000,000 shares, of which 10,572,586 are available for grant as of December 31, 2017 (December 31, 2016 - 11,107,216). The exercise price of each option is not less than the closing price of our shares on the Toronto Stock Exchange on the day prior to the date of grant. Options typically vest over periods ranging from immediately to four years from the date of grant. Vesting periods are determined at the discretion of the Compensation Committee.
The fair value of option grants is estimated at the grant dates using the Black-Scholes option-pricing model. Fair values of options granted during the year ended December 31, 2017 and 2016 were based on the weighted average assumptions noted in the following table:

	For the Years Ended December 31,
	2017	2016
Expected volatility	73.70%	72.40%
Risk-free interest rate	1.86%	1.28%
Expected lives	5.99 years	4.86 years

Expected volatilities are based on the mean reversion tendency of the volatility of Golden Star's shares. Golden Star uses historical data to estimate share option exercise and employee departure behavior and this data is used in determining input data for the Black-Scholes model. Groups of employees that have dissimilar historical behavior are considered separately for valuation purposes. The expected term of the options granted represents the period of time that the options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the option is based on the Bank of Canada administered interest rates in effect at the time of the grant.
The weighted average fair value per option granted during the year ended December 31, 2017 was $0.84 (year ended December 31, 2016 - $0.35). As at December 31, 2017, there was $0.5 million of share-based compensation expense (December 31, 2016 - $0.3 million) relating to the Company's share options to be recorded in future periods. For the year ended December 31, 2017, the Company recognized an expense of $1.2 million (year ended December 31, 2016 - $0.8 million).
A summary of option activity under the Company's Stock Option Plan during the year ended December 31, 2017 are as follows:

	Options (‘000)	Weighted– Average Exercise price ($CAD)	Weighted– Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2015	13,911	1.48	5.9
Granted	3,245	0.62	8.7
Exercised	(59)	0.48	8.7
Forfeited	(610)	1.09	5.4
Expired	(368)	3.25	0
Outstanding as of December 31, 2016	16,119	1.29	5.7
Granted	2,352	1.28	9.7
Exercised	(24)	0.55	7.3
Forfeited	(648)	2.27	1.8
Expired	(1,170)	2.19	0
Outstanding as of December 31, 2017	16,629	1.19	5.9

Exercisable as of December 31, 2016	11,738	1.55	4.8
Exercisable as of December 31, 2017	12,803	1.28	5.1

The number of options outstanding by strike price as of December 31, 2017 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2017	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2017	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
0.30 to 0.50	3,084	7.0	0.38	2,501	0.38
0.51 to 1.00	5,921	7.0	0.73	4,393	0.77
1.01 to 1.50	2,664	8.6	1.28	949	1.26
1.51 to 2.50	3,452	2.3	1.80	3,452	1.80
2.51 to 3.50	1,278	2.6	2.94	1,278	2.94
3.51 to 5.00	230	2.2	3.53	230	3.53
	16,629	5.9	1.19	12,803	1.28
The number of options outstanding by strike price as of December 31, 2016 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2016	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2016	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
0.30 to 0.50	3,096	8.0	0.38	1,690	0.38
0.51 to 1.00	5,837	7.9	0.73	2,929	0.80
1.01 to 1.50	547	5.5	1.24	480	1.27
1.51 to 2.50	4,780	2.6	1.84	4,780	1.84
2.51 to 3.50	1,434	3.5	2.97	1,434	2.97
3.51 to 5.00	425	2.4	3.69	425	3.69
	16,119	5.7	1.29	11,738	1.55

Deferred share units ("DSUs")
On March 9, 2011 the Board adopted a Deferred Share Unit Plan ("DSU Plan") which was subsequently approved by shareholders at the May 2011 annual meeting of shareholders. The DSU Plan provides for the issuance of Deferred Share Units ("DSUs"), each representing the right to receive one Golden Star common share upon redemption. DSUs may be redeemed only upon termination of the holder's services to the Company, and may be subject to vesting provisions. DSU awards are granted at the sole discretion of the Company's Compensation Committee. The DSU Plan allows directors, at their option, to receive all or any portion of their director retainer by accepting DSUs in lieu of cash.
The Compensation Committee may also award DSUs to executive officers and/or directors in lieu of cash as a component of their long term performance compensation, the amount of such awards being in proportion to the officer's or director's achievement of pre-determined performance goals. As with DSU awards for directors' retainers, DSUs received as performance compensation are redeemable only upon termination of the holder's services to the Company. The Company may, at its option, provide cash in lieu of common shares upon a holder's redemption, the cash value being established by the share price on the DSU redemption date, less all applicable tax withholding.
For the year ended December 31, 2017, the DSUs that were granted vested immediately and a compensation expense of $0.4 million was recognized for these grants (year ended December 31, 2016 - $0.5 million). As of December 31, 2017, there was no unrecognized compensation expense related to DSUs granted under the Company's DSU Plan.
A summary of DSU activity during the year ended December 31, 2017 and 2016:

	For the Years Ended December 31,
	2017	2016
Number of DSUs, beginning of period ('000)	5,733	4,496
Granted	527	1,277
Exercised	(1,168)	(40)
Number of DSUs, end of period ('000)	5,092	5,733

Share appreciation rights ("SARs")
On February 13, 2012, the Company adopted a Share Appreciation Rights ("SARs") Plan. The plan allows SARs to be issued to executives, employees and directors that vest after a period of three years. These awards are settled in cash on the exercise date equal to the Company's stock price less the strike price. Since these awards are settled in cash, the Company marks-to-market the associated expense for each award at the end of each reporting period using a Black-Scholes model. The Company accounts for these as liability awards and marks-to-market the fair value of the award until final settlement.
As of December 31, 2017, there was approximately $0.4 million of total unrecognized compensation cost related to unvested SARs (December 31, 2016 - $0.3 million). For the year ended December 31, 2017, the Company recognized an expense of $0.5 million related to these cash settled awards (year ended December 31, 2016 - $0.6 million).
A summary of the SARs activity during the year ended December 31, 2017 and 2016:

	For the Years Ended December 31,
	2017	2016
Number of SARs, beginning of period ('000)	2,687	2,934
Granted	1,460	1,850
Exercised	(792)	(10)
Forfeited	(690)	(678)
Expired	—	(1,409)
Number of SARs, end of period ('000)	2,665	2,687

Performance share units ("PSUs")
On January 1, 2014, the Company adopted a Performance Share Unit ("PSU") Plan.  Each PSU represents one notional common share that is redeemed for cash based on the value of a common share at the end of the three year performance period, to the extent performance and vesting criteria have been met.  The PSUs vest at the end of a three year performance period. The cash award is determined by multiplying the number of units by the performance adjustment factor, which ranges from 0% to 200%. The performance adjustment factor is determined by comparing the Company's share price performance to the share price performance of a peer group of companies as listed in the PSU Plan. As the Company is required to settle these awards in cash, they are accounted for as liability awards with corresponding compensation expense recognized.
For the year ended December 31, 2017, the Company recognized an expense of $10.1 million related to PSU's (year ended December 31, 2016 - $12.0 million). As at December 31, 2017, the long term PSU liability is $6.8 million, recognized on the Balance Sheet as Long Term Other Liability and the current portion of $13.5 million is recognized on the Balance Sheet as Other Liability.
A summary of the PSU activity during the year ended December 31, 2017 and 2016:

	For the Years Ended December 31,
	2017	2016
Number of PSUs, beginning of period ('000)	15,480	9,618
Granted	—	6,058
Settled	(1,876)	—
Forfeited	—	(196)
Number of PSUs, end of period ('000)	13,604	15,480

2017 Performance and restricted share units ("PRSUs")
On May 4, 2017, the Company adopted a 2017 performance and restricted share unit plan (the "2017 PRSU Plan"). Pursuant to the 2017 PRSU Plan, performance share units ("2017 PSUs") and restricted share units ("2017 RSUs" and, together with the 2017 PSUs, the "Share Units") may be issued to any employee or officer of the Company or its designated affiliates. Share Units may be redeemed for: (i) common shares issued from treasury; (ii) common shares purchased in the secondary market; (iii) a cash payment; or (iv) a combination of (i), (ii) and (iii). On March 21, 2017, the Company issued 1,694,491 Share Units.
Each PRSU represents one notional common share that is redeemed for common shares or common shares plus cash subject to the consent of the Company based on the value of a common share at the end of the three year performance period, to the extent performance and vesting criteria have been met. The PRSUs vest at the end of a three year performance period. The award is determined by multiplying the number of Share Units by the performance adjustment factor, which ranges from 0% to 200%. The performance adjustment factor is determined by comparing the Company's share price performance to the share price performance of a peer group of companies as listed in the 2017 PRSU Plan. As the Company is required to settle these awards in common shares or common shares plus cash subject to the consent of the Company, they are accounted for as equity awards with corresponding compensation expense recognized. For the year ended December 31, 2017, the Company recognized an expense of $0.3 million.